Leases - Additional information (Detail) $ in Millions	May 10, 2022	Oct. 01, 2022 ft² Parking	Jun. 30, 2022 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Number of lease duration period	120 months
Number of square feet for lease | ft²		7,513
Number of parking spaces for lease | Parking		4
Expected lease commitments remainder of fiscal year			$ 0.1
Expected lease commitments for next twelve months			$ 0.3